Derivative Liability and Fair Value Measurements (Additional Information) (Detail) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended			0 Months Ended
	Jun. 03, 2014	Aug. 05, 2013	Jul. 15, 2013	Mar. 21, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Embedded Derivative Financial Instruments [Member]	Sep. 30, 2013 Embedded Derivative Financial Instruments [Member]	Sep. 30, 2014 Embedded Derivative Financial Instruments [Member]	Sep. 30, 2013 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Additional Warrants [Member]	Sep. 21, 2013 Public Equity Offering [Member]	Dec. 31, 2013 Public Equity Offering [Member]	Aug. 05, 2013 Public Equity Offering [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 200,000	$ 800,000
Debt Conversion, Converted Instrument, Warrants or Options Issued		6,004,288	38,168	186,480
Derivative Liability				9,067,283	8,092,045		8,092,045		12,035,816							526,245
Derivative, Loss on Derivative					1,698,940	(259,426)	(2,124,878)	35,122	3,575,278	0
Derivative Liability For The Warrants To Purchase		4,025,000			856,996		856,996												127,717
Exercise Price Adjustment Feature Expired Warrants																	102,357
Derivative Liability For The Warrants To Purchase Outstanding					6,211,411		6,211,411		7,147,775	656,641	867,628							25,360
Class Of Warrant Or Right Outstanding					5,066,292		5,066,292
Derivative, Gain (Loss) on Derivative, Net, Total					1,301,588	259,426	2,124,878	(35,122)	(3,575,278)	0			0		0
Convertible Debt					3,000,000		3,000,000
Fair value of debt embedded conversion price adjustment option	$ 1,938,988						$ 1,828,762					$ 397,352		$ 367,150